Document and Entity Information	Aug. 31, 2022
Risk/Return:
Registrant Name	DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Registrant CIK	0000201670
SEC Form	485BPOS
Period end date	Aug. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false